Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Government securities [member] | Federal government treasury bonds at discount in pesos - Maturity: 01-29-2021 | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-29-2021
Government securities [member] | Federal government treasury bonds at discount in pesos - Maturity: 02-26-2021 | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	02-26-2021
Government securities [member] | Federal government treasury bonds in pesos adjustment by CER - Maturity: 07-22-2021 [member] | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-22-2021
Government securities [member] | Federal government treasury bonds in pesos adjustment by CER - Maturity: 08-05-2021 | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	08-05-2021
Government securities [member] | Federal government treasury bonds in pesos BADLAR +100 PB - Maturity: 08-05-2021 | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	08-05-2021
Debt securities at fair value through profit or loss, interest rate basis	BADLAR +100 PB
Government securities [member] | Federal government treasury bonds in pesos adjustment by CER - Maturity: 03-25-2023 | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-25-2023
Government securities [member] | Federal government treasury bonds in pesos BADLAR +200 PBS - Maturity: 04-03-2022 | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-03-2022
Debt securities at fair value through profit or loss, interest rate basis	BADLAR +200 PBS
Government securities [member] | Federal government treasury bonds in pesos - Private Badlar - Maturity: 11-09-2026 | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	11-09-2026
Government securities [member] | Federal government treasury bonds in pesos adjustment by CER - Maturity: 03-18-2022 | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-18-2022
Government securities [member] | Federal government treasury bonds in pesos adjustment by CER - Maturity: 03-25-2024 | Level 1 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-25-2024
Private securities [member] | Corporate bonds Aluar Aluminio Argentino SA Class 003 - Maturity: 07-30-2023 | Level 2 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-30-2023
Private securities [member] | Debt Securities in Financial Trusts Secubono Series 191 Class A - Maturity: 06-29-2020
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	06-29-2020
Private securities [member] | Corporate Bonds Province of Buenos Aires Bank Class 009 -Maturity: 04-18-2021
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-18-2021
Private securities [member] | Debt Securities in Financial Trusts Chubut Regalías Hidrocarburíferas - Maturity: 07-01-2020
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-01-2020
Private securities [member] | Debt Securities in Financial Trusts Secubono Series 189A - Maturity: 03-30-2020
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-30-2020